Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable
Allowance for doubtful accounts	$ 31,986	$ 38,223	$ 67,482	$ 67,733
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	23.76%	20.40%	19.25%
Percentage of entity's revenue	16.84%	15.19%	13.72%
Concesionaria Vuela Compañía de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	24.20%	18.14%	18.42%
Percentage of entity's revenue	13.79%	12.74%	13.43%
ABC Aerolíneas, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable		1.08%	8.41%
Percentage of entity's revenue	11.19%	11.06%	11.93%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	21.47%	24.21%	17.68%
Percentage of entity's revenue	14.99%	14.17%	14.33%
Aerovías de México, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	7.15%	6.01%	6.27%
Percentage of entity's revenue	4.41%	4.85%	5.08%